Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Basic earnings per share
Net income	$ 3,847	$ 3,509
Dividends on preferred shares and distributions on other equity instruments	(59)	(66)
Net income attributable to non-controlling interests	(2)	(5)
Net income available to common shareholders	$ 3,787	$ 3,439
Weighted average number of common shares (in thousands)	1,423,350	1,427,599
Basic earnings per share (in dollars)	$ 2.66	$ 2.41
Diluted earnings per share
Net income available to common shareholders	$ 3,787	$ 3,439
Dilutive impact of exchangeable shares		4
Net income available to common shareholders including dilutive impact of exchangeable shares	$ 3,787	$ 3,443
Weighted average number of common shares (in thousands)	1,423,350	1,427,599
Stock options	1,188	1,698
Issuable under other share-based compensation plans	742	750
Exchangeable shares		3,013
Average number of diluted common shares (in thousands)	1,425,280	1,433,060
Diluted earnings per share (in dollars)	$ 2.66	$ 2.40
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,845	$ 3,504
Dividends on preferred shares and distributions on other equity instruments	$ (58)	$ (65)